Employee benefit plan (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	May 15, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Employer matching contribution percentage				50.00%			50.00%
Employer matching percentage of employee's gross pay				6.00%			6.00%
Maximum annual contributions per employee that receive an employer match, percent				3.00%			3.00%
Defined contributions	$ 600,000	$ 300,000	$ 900,000	$ 1,300,000	$ 900,000	$ 0		$ 1,600,000	$ 0